UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                               FORM 13F COVER PAGE

            REPORT FOR THE CALENDAR QUARTER ENDED DECEMBER 31, 2006 *

                           Check here if Amendment [ ]

                         This Amendment (check only one)
                              [ ] is a restatement
                          [ ] adds new holdings entries

Institutional Investment Manager Filing this Report:

Name:   Shannon River Capital Management, LLC

Address:       850 Third Avenue - 10th Floor, New York, New York 10022

Form 13F File Number:  28-[____]
================================================================================

        The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Reporting Manager:

Name:   Spencer M. Waxman
Title:  Managing Member
Phone:  (212) 331-6555

Signature, Place, and Date of Signing

/s/ Spencer Waxman
New York, New York
May 14, 2007

* This Form 13F for the calendar quarter ended December 31, 2006, although filed timely, was inadvertently filed under the CIK code for Shannon River Fund Management CO, LLC (0001301050) on February 13, 2007. Accordingly, the Reporting Manager is filing this Form 13F again under the proper CIK code for the Reporting Manager. This Form 13F reports the same holdings as the original Form 13F filed on February 13, 2007.

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F Summary Page
                                 Report Summary:

Number of Other Managers:                        1

Form 13F Information Table Entry Total:          40

Form 13F Information Table Value Total:          $109,440,000

List of Other Included Managers:

No.                   Name                                 Form 13F File Number
---                   ----                                 --------------------

01             Shannon River Global Management, LLC              28-[____]



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


                                          FORM 13F INFORMATION TABLE
                                           ------------------------



Name of Reporting Manager:  Shannon River Capital Management, LLC       (SEC USE ONLY)
Name of Manager No. 1:  Shannon River Global Management, LLC

     Column 1:        Column 2:  Column 3:   Column 4:                Column 5:       Column 6:  Column 7:          Column 8:

                                            Fair Market
                                              Value       Shares or
   Name of Issuer     Title of   CUSIP         (in        Principal   SH/PRN    Put/  Investment   Other           Voting Authority
                       Class     Number     thousands)     Amount               Call  discretion Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None
1-800 Flowers.com       CL A     68243Q106    1,076       174,700        SH             OTHER       01      174,700
Actions                COM/ADR   00507E107      145        17,500        SH             OTHER       01       17,500
Semiconductor Co
Ltd.
Actividentity Corp.      COM     00506P103    3,853       759,910        SH             OTHER       01      759,910
Aquantive Inc.           COM      03839G10    3,144       127,500        SH             OTHER       01      127,500
Concurrent Computer      COM     206710204      609       336,400        SH             OTHER       01      336,400
Corp NEW
Copart Inc.              COM     217204106    4,252       141,725        SH             OTHER       01      141,725
Credence Systems Corp.   COM     225302108    4,929       947,825        SH             OTHER       01      947,825
Dobson                  CL A     256069105    2,892       332,000        SH             OTHER       01      332,000
Communications Corp.
Exponent Inc.            COM     30214U102    1,866       100,000        SH             OTHER       01      100,000
Fibertower Corp.         COM     31567R100    2,326       395,652        SH             OTHER       01      395,652
First Data Corp.         COM     319963104    5,965       233,750        SH             OTHER       01      233,750
Fundtech Ltd.            ORD     M47095100    3,067       280,386        SH             OTHER       01      280,386
Google, Inc.            CL A     38259P508   15,426        33,500        SH             OTHER       01      33,500
Greenfield Online, Inc.  COM     395150105    2,935       205,227        SH             OTHER       01      205,227

Hollywood Media Corp.    COM     436233100    5,349     1,273,551        SH             OTHER       01    1,273,551

ICO Global              CL A     44930K108    1,825       399,251        SH             OTHER       01      399,251
Communications
Holdings Ltd.
Ikanos                   COM     45173E105      691        79,500        SH             OTHER       01       79,500
Communications, Inc.
Interpublic Group        COM     460690100    1,561       127,500        SH             OTHER       01      127,500
Companies Inc.
Investools Inc.          COM     46145P103    9,536       691,494        SH             OTHER       01      691,494
Lightbridge Inc.         COM     532226107    6,664       492,191        SH             OTHER       01      492,191
Logitech                 SHS     H50430232    1,667        58,300        SH             OTHER       01       58,300
International SA
Move Inc.                COM     62458M108    2,445       443,800        SH             OTHER       01      443,800

TOTAL:                                      $82,223     7,651,662
                                            ---------------------

                                                                 3


     Column 1:        Column 2:  Column 3:   Column 4:                Column 5:       Column 6:  Column 7:          Column 8:

                                            Fair Market
                                              Value       Shares or
   Name of Issuer     Title of   CUSIP         (in        Principal   SH/PRN    Put/  Investment   Other           Voting Authority
                       Class     Number     thousands)     Amount               Call  discretion Managers
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                               Sole     Shared  None

MVC Capital Inc.         COM     553829102      134        10,000        SH             OTHER       01       10,000
Navisite Inc.          COM NEW   63935M208      273        39,108        SH             OTHER       01       39,108
NDS Group PLC         SPONSORED  628891103    3,447        71,450        SH             OTHER       01       71,450
                         ADR
Ntelos Holdings          COM     67020Q107    2,892       161,750        SH             OTHER       01      161,750
Corp.
Occam Networks Inc.    COM NEW   67457P309    2,402       145,550        SH             OTHER       01      145,550
Oplink                 COM NEW   68375Q403      740        36,000        SH             OTHER       01       36,000
Communications Inc.
Optibase Ltd.            ORD     M7524R108      350        92,048        SH             OTHER       01       92,048
Pegasystems Inc.         COM     705573103      482        48,800        SH             OTHER       01       48,800
Planar Systems Inc.      COM     726900103      383        39,600        SH             OTHER       01       39,600
Richardson               COM     763165107    1,309       143,700        SH             OTHER       01      143,700
Electronics Ltd.
Scientific Games        CL A     80874P109      272         9,000        SH             OTHER       01        9,000
Corp.
Seagate Technology       SHS     G7945J104    2,915       110,000        SH             OTHER       01      110,000
SRS Labs Inc.            COM     78464M106    6,492       600,000        SH             OTHER       01      600,000
Sumtotal Systems         COM     866615107    1,444       238,600        SH             OTHER       01      238,600
Inc.
VA Software Corp.        COM     91819B105      457        90,950        SH             OTHER       01       90,950
Vonage Holdings          COM     92886T201    2,252       324,500        SH             OTHER       01      324,500
Corp.
Youbet.com Inc.          COM     987413101      406       110,000        SH             OTHER       01      110,000
NASDAQ 100 Trust      UNIT SER   631100104      567         5,670               PUT     OTHER       01        5,670
Shares, Option            I

TOTAL                                       $27,217     2,276,726
                                            ---------------------

GRAND TOTAL                                 $109,440    9,928,388
                                            ---------------------



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